Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,813,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,502.37
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457 (r)
Net Fee	$ 1,502.37
Narrative - Max Aggregate Offering Price	$ 9,813,000.00
Final Prospectus	true